Intangible assets and goodwill - Acquisition or manufacturing costs of intangible assets and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	€ 1,459,393
Additions - amortization	(169,017)	€ (152,325)	€ (144,669)
Balance at the end of the period	1,518,677	1,459,393
Capitalized development costs	108,478	123,275
Reconciliation of goodwill
Balance at the beginning of the period	14,361,577
Balance at the end of the period	15,791,181	14,361,577
Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,459,393
Balance at the end of the period	1,518,677	1,459,393
Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,232,790
Balance at the end of the period	1,243,216	1,232,790
Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	28,612
Balance at the end of the period	21,936	28,612
Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	450,872
Balance at the end of the period	423,730	450,872
Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	36,061
Balance at the end of the period	35,297	36,061
Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	48,974
Balance at the end of the period	51,531	48,974
Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	315,965
Balance at the end of the period	359,572	315,965
Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	217,629
Balance at the end of the period	220,988	217,629
Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	134,677
Balance at the end of the period	130,162	134,677
Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	226,603
Balance at the end of the period	275,461	226,603
Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	224,851
Balance at the end of the period	252,641	224,851
Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,091
Balance at the end of the period	1,061	1,091
Emission certificates
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	661
Balance at the end of the period	21,759	661
Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	14,361,577
Balance at the end of the period	15,791,181	14,361,577
Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,739,203	2,481,531
Foreign currency translation	121,949	155,206
Changes in consolidation group	54,757	7,297
Additions	166,339	166,568
Reclassifications	5,373	10,098
Disposals	(219,064)	(81,497)
Balance at the end of the period	2,868,557	2,739,203	2,481,531
Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,482,994	2,244,987
Foreign currency translation	106,495	135,523
Changes in consolidation group	40,703	7,297
Additions	145,241	165,907
Reclassifications	5,373	10,098
Disposals	(219,064)	(80,818)
Balance at the end of the period	2,561,742	2,482,994	2,244,987
Gross carrying amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	339,796	311,353
Foreign currency translation	19,692	24,652
Changes in consolidation group	150	5,475
Reclassifications	584
Disposals	(8,449)	(1,684)
Balance at the end of the period	351,773	339,796	311,353
Gross carrying amount | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	737,465	685,730
Foreign currency translation	42,800	51,733
Additions	143
Reclassifications		2
Disposals	(94,279)
Balance at the end of the period	686,129	737,465	685,730
Gross carrying amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	171,578	188,463
Foreign currency translation	6,150	8,038
Changes in consolidation group		(46)
Additions	4,173	4,741
Reclassifications	(280)	154
Disposals	(12,900)	(29,772)
Balance at the end of the period	168,721	171,578	188,463
Gross carrying amount | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	67,641	62,774
Foreign currency translation	2,605	4,867
Changes in consolidation group	4,771
Balance at the end of the period	75,017	67,641	62,774
Gross carrying amount | Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	315,965	233,272
Foreign currency translation	9,673	9,990
Changes in consolidation group	120
Additions	113,353	128,666
Reclassifications	(77,415)	(55,446)
Disposals	(2,124)	(517)
Balance at the end of the period	359,572	315,965	233,272
Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	460,213	394,314
Foreign currency translation	16,148	19,639
Changes in consolidation group	31,953
Additions	8,678	15,427
Reclassifications	78,296	52,220
Disposals	(88,942)	(21,387)
Balance at the end of the period	506,346	460,213	394,314
Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	390,336	369,081
Foreign currency translation	9,427	16,604
Changes in consolidation group	3,709	1,868
Additions	18,894	17,073
Reclassifications	4,188	13,168
Disposals	(12,370)	(27,458)
Balance at the end of the period	414,184	390,336	369,081
Gross carrying amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	256,209	236,544
Foreign currency translation	15,454	19,683
Changes in consolidation group	14,054
Additions	21,098	661
Disposals		(679)
Balance at the end of the period	306,815	256,209	236,544
Gross carrying amount | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	252,911	233,492
Foreign currency translation	15,470	19,419
Changes in consolidation group	14,054
Balance at the end of the period	282,435	252,911	233,492
Gross carrying amount | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,637	3,052
Foreign currency translation	(16)	264
Disposals		(679)
Balance at the end of the period	2,621	2,637	3,052
Gross carrying amount | Emission certificates
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	661
Additions	21,098	661
Balance at the end of the period	21,759	661
Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	14,944,458	13,515,133
Foreign currency translation	765,366	985,053
Changes in consolidation group	695,189	444,272
Balance at the end of the period	16,405,013	14,944,458	13,515,133
Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,279,810)	(1,100,522)
Foreign currency translation	(54,833)	(67,751)
Changes in consolidation group	(11)	55
Additions - amortization	(169,017)	(152,325)
Impairment loss	(59,056)	(10,096)
Reclassifications	(729)	(1,012)
Disposals	213,576	51,841
Balance at the end of the period	(1,349,880)	(1,279,810)	(1,100,522)
Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,250,204)	(1,073,855)
Foreign currency translation	(53,085)	(65,549)
Changes in consolidation group	(11)	55
Additions - amortization	(169,017)	(152,325)
Impairment loss	(59,056)	(9,359)
Reclassifications	(729)	(1,012)
Disposals	213,576	51,841
Balance at the end of the period	(1,318,526)	(1,250,204)	(1,073,855)
Accumulated depreciation / amortization / impairment | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(311,184)	(280,835)
Foreign currency translation	(17,881)	(22,622)
Changes in consolidation group	260	55
Additions - amortization	(8,822)	(9,456)
Reclassifications	(585)
Disposals	8,375	1,674
Balance at the end of the period	(329,837)	(311,184)	(280,835)
Accumulated depreciation / amortization / impairment | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(286,593)	(216,019)
Foreign currency translation	(14,471)	(15,422)
Additions - amortization	(55,614)	(53,160)
Impairment loss		(1,023)
Reclassifications		(969)
Disposals	94,279
Balance at the end of the period	(262,399)	(286,593)	(216,019)
Accumulated depreciation / amortization / impairment | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(135,517)	(128,749)
Foreign currency translation	(4,314)	(5,027)
Additions - amortization	(4,131)	(4,134)
Reclassifications	280	(76)
Disposals	10,258	2,469
Balance at the end of the period	(133,424)	(135,517)	(128,749)
Accumulated depreciation / amortization / impairment | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(18,667)	(13,310)
Foreign currency translation	(199)	(1,278)
Additions - amortization	(4,620)	(4,079)
Balance at the end of the period	(23,486)	(18,667)	(13,310)
Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(242,584)	(195,376)
Foreign currency translation	(8,968)	(10,747)
Changes in consolidation group	120
Additions - amortization	(61,850)	(49,787)
Impairment loss	(57,937)	(7,206)
Reclassifications	(3,077)	(529)
Disposals	88,938	21,061
Balance at the end of the period	(285,358)	(242,584)	(195,376)
Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(255,659)	(239,566)
Foreign currency translation	(7,252)	(10,453)
Changes in consolidation group	(391)
Additions - amortization	(33,980)	(31,709)
Impairment loss	(1,119)	(1,130)
Reclassifications	2,653	562
Disposals	11,726	26,637
Balance at the end of the period	(284,022)	(255,659)	(239,566)
Accumulated depreciation / amortization / impairment | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(29,606)	(26,667)
Foreign currency translation	(1,748)	(2,202)
Impairment loss		(737)
Balance at the end of the period	(31,354)	(29,606)	(26,667)
Accumulated depreciation / amortization / impairment | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(28,060)	(25,957)
Foreign currency translation	(1,734)	(2,103)
Balance at the end of the period	(29,794)	(28,060)	(25,957)
Accumulated depreciation / amortization / impairment | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,546)	(710)
Foreign currency translation	(14)	(99)
Impairment loss		(737)
Balance at the end of the period	(1,560)	(1,546)	(710)
Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(582,881)	(556,405)
Foreign currency translation	(30,951)	(26,476)
Balance at the end of the period	(613,832)	(582,881)	€ (556,405)
Hyperinflationary economies | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,785
Balance at the end of the period	6,279	3,785
Hyperinflationary economies | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,326
Balance at the end of the period	4,406	3,326
Hyperinflationary economies | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	95
Hyperinflationary economies | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	143
Hyperinflationary economies | Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	181
Hyperinflationary economies | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	892
Balance at the end of the period	1,193	892
Hyperinflationary economies | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,434
Balance at the end of the period	2,794	2,434
Hyperinflationary economies | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	459
Balance at the end of the period	1,873	459
Hyperinflationary economies | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	459
Balance at the end of the period	1,873	459
Hyperinflationary economies | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	34
Balance at the end of the period	26,955	34
Hyperinflationary economies | Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	7,325
Balance at the end of the period	14,002	7,325
Hyperinflationary economies | Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	6,511
Balance at the end of the period	11,774	6,511
Hyperinflationary economies | Gross carrying amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	678
Hyperinflationary economies | Gross carrying amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	473
Hyperinflationary economies | Gross carrying amount | Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	181
Hyperinflationary economies | Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,357
Balance at the end of the period	2,859	2,357
Hyperinflationary economies | Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	4,154
Balance at the end of the period	7,583	4,154
Hyperinflationary economies | Gross carrying amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	814
Balance at the end of the period	2,228	814
Hyperinflationary economies | Gross carrying amount | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	814
Balance at the end of the period	2,228	814
Hyperinflationary economies | Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	33,574
Balance at the end of the period	60,765	33,574
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(3,540)
Balance at the end of the period	(7,723)	(3,540)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(3,185)
Balance at the end of the period	(7,368)	(3,185)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	(583)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	(330)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,465)
Balance at the end of the period	(1,666)	(1,465)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,720)
Balance at the end of the period	(4,789)	(1,720)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(355)
Balance at the end of the period	(355)	(355)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(355)
Balance at the end of the period	(355)	(355)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	(33,540)
Balance at the end of the period	€ (33,810)	€ (33,540)